Consolidated Statements of Operations and Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues
Gross premiums written	$ 5,587,894	$ 5,356,942	$ 5,547,525
Net premiums written	5,119,926	4,953,470	5,229,548
(Increase) decrease in unearned premiums	(94,945)	16,126	39,630
Net premiums earned	5,024,981	4,969,596	5,269,178
Net investment income	402,071	410,864	449,784
Net realized and unrealized investment gains (losses)	232,491	26,266	(297,479)
Other income	15,242	15,232	9,144
Total revenues	5,674,785	5,421,958	5,430,627
Expenses
Losses and loss expenses	3,840,982	3,248,091	3,157,420
Acquisition costs	1,119,773	1,186,602	1,217,003
Other expenses	348,398	471,905	790,723
Interest expense	42,500	48,603	48,988
Loss on redemption of debt	1,566	22,203	0
Amortization of intangible assets	24,646	25,919	26,593
Net foreign exchange losses (gains)	108,244	(77,515)	9,461
Total expenses	5,486,109	4,925,808	5,250,188
Income before taxes and interest in earnings (losses) of equity method investments	188,676	496,150	180,439
Income tax expense	10,358	25,923	79,664
Interest in earnings (losses) of equity method investments	85,703	(22,919)	6,375
Net income	264,021	447,308	107,150
Net income attributable to noncontrolling interests	0	0	(2,769)
Net income attributable to PartnerRe Ltd.	264,021	447,308	104,381
Preferred dividends	46,416	55,043	56,735
Loss on redemption of preferred shares	0	4,908	0
Net income attributable to PartnerRe Ltd. common shareholders	217,605	387,357	47,646
Comprehensive income
Net income attributable to PartnerRe Ltd.	264,021	447,308	104,381
Change in currency translation adjustment	(15,135)	12,202	(46,055)
Change in unfunded pension obligation, net of tax	(274)	(1,909)	(2,285)
Change in unrealized gains or losses on investments, net of tax	(303)	(1,579)	(860)
Total other comprehensive (loss) income, net of tax	(15,712)	8,714	(49,200)
Comprehensive income attributable to PartnerRe Ltd.	$ 248,309	$ 456,022	$ 55,181